EQUITY (Details 2)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to Common shares	978,102
Weighted average exercise price per share	3.77
Warrants exercisable	978,102
Class Of Warrant Or Right One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to Common shares	950,102
Weighted average exercise price per share	3.82
Warrants exercisable	950,102
Exercisable through	2014-08
Class Of Warrant Or Right Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to Common shares	11,000
Weighted average exercise price per share	2.00
Warrants exercisable	11,000
Exercisable through	2015-05
Class Of Warrant Or Right Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to Common shares	17,000
Weighted average exercise price per share	2.24
Warrants exercisable	17,000
Exercisable through	2015-02